Defined Benefit Plans - Additional Information (Detail) € in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2019 EUR (€)	Dec. 31, 2020 EUR (€) yr Plans	Dec. 31, 2019 EUR (€) yr	Dec. 31, 2018 EUR (€)
Disclosure of defined benefit plans [Line Items]
Defined benefit plans deficit		€ 436	€ 388
Plan benefit liability		4,593	4,359	€ 3,989
Unfunded amount of defined benefit plans		2,451	2,487
Unfunded amount of other post employment defined benefit plans		567	767
Defined benefit plan deficit		(392)	(386)
United States [member] | Supplemental pension and retirement plan [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans unfunded		249	272
United States [member] | Post employment healthcare benefits [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability		€ 214	€ 217
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr		22.0	21.6
Defined benefit plan deficit		€ 43	€ 1
Contributions were paid into scheme		€ 54	€ 83
Percentage of investment assets allocation in primary equities			30.00%
Percentage of investment liability allocation in fixed interest and inflation-linked bonds and related derivatives			70.00%
Transamerica Corporation [member]
Disclosure of defined benefit plans [Line Items]
Employer contribution to pension plan	€ 223
Aegon United States of America [member]
Disclosure of defined benefit plans [Line Items]
Number of benefit plans | Plans		2
Remaining average duration of defined benefits obligation | yr		12.9	12.6
Aegon Nederland N.V. [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr		11.1	12.4
Unfunded amount of other post employment defined benefit plans		€ 61	€ 65
Aegon Nederland N.V. [member] | Unfunded [member] | Life insurance general account [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr		22.5	21.9
Unfunded amount of defined benefit plans		€ 3,658	€ 3,413